SHARE-BASED COMPENSATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options granted to officers, directors and employees	$ 9,185,725	$ 1,624,000	$ 14,510,479	$ 1,568,000
Common stock issued for accounts payable and accrued expenses				43,676	$ 93,002	$ 223,484
Options granted for services	26,318		51,320
Warrants and options issued for consulting services		125,826		217,159
Common stock issued for services	110,506	75,918	225,393	196,534		271,097
Common stock issued as compensation to employees	145,000		178,500		170,233
Warrants issued for consulting and other services					249,835	319,419
Common stock issued for advisory board fees					113,336
Stock options issued to officers and directors					2,660,159
Share-based compensation	$ 9,467,549	$ 1,825,744	$ 14,965,692	$ 2,025,369	$ 3,286,565	$ 814,000